Tangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Tangible Assets
Schedule of tangible assets

In BRL thousands
Cost	Land and buildings	Data Processing Systems	Furniture, Equipment, and Vehicles	Leased Fixed Assets	Others	Total
Balance on December 31, 2020	2,816,745	3,783,646	10,463,657	3,575,076	1,247	20,640,371
Additions	32,959	435,858	693,957	-	-	1,162,774
Additions resulting mergers	-	-	-	103,449	-	103,449
Cancellation of lease agreements	-	-	-	(254,101)	-	(254,101)
Write-off	(50,181)	(1,584,956)	(402,817)	-	-	(2,037,954)
Transfers	-	651,607	(468,561)	-	-	183,046
Balance on December 31, 2021	2,799,523	3,286,155	10,286,236	3,424,424	1,247	19,797,585

Additions	44,475	185,248	896,388	-	-	1,126,111
Additions resulting mergers	-	-	-	333,742	-	333,742
Cancellation of lease agreements	-	-	-	(115,842)	-	(115,842)
Write-off	(49,212)	(215,731)	(531,621)	-		(796,564)
Transfers	-	54,958	26,128	-	-	81,086
Balance on December 31, 2022	2,794,786	3,310,630	10,677,131	3,642,324	1,247	20,426,118

Additions	120,086	866,517	459,244	-	-	1,445,847
Additions by Company Acquisition	-	-	-	43,116	-	43,116
Cancellation of lease agreements	-	-	-	(624,352)	-	(624,352)
Write-off	(221,593)	(236,442)	(595,718)	-	-	(1,053,753)
Transfers	32,550	(122,187)	82,959	-	-	(6,678)
Balance on December 31, 2023	2,725,829	3,818,518	10,623,616	3,061,088	1,247	20,230,298

Accumulated depreciation	Land and buildings	Data Processing Systems	Furniture, Equipment, and Vehicles	Leased Fixed Assets	Works in Progress and Others	Total
Balance on December 31, 2020	(902,860)	(2,245,544)	(6,762,293)	(1,123,878)	-	(11,034,575)
Additions	(108,946)	(291,174)	(896,705)	(553,955)	-	(1,850,780)
Write-off	38,337	940,737	448,471	572,833	-	2,000,378
Transfers	-	10	(102,187)	-	-	(102,177)
Balance on December 31, 2021	(973,469)	(1,595,971)	(7,312,714)	(1,105,000)	-	(10,987,154)

Additions	(101,576)	(332,594)	(865,145)	(560,728)	-	(1,860,043)
Write-off	28,904	214,948	404,157	-	-	648,009
Transfers	-	(117)	(3,673)	-	-	(3,790)
Balance on December 31, 2022	(1,046,141)	(1,713,734)	(7,777,375)	(1,665,728)	-	(12,202,978)

Additions	(417,140)	(514,483)	(263,059)	(646,934)	-	(1,841,616)
Write-off	587,277	215,365	133,799	-	-	936,441
Transfers	(19)	(13,565)	10,329	-	-	(3,255)
Balance on December 31, 2023	(876,023)	(2,026,417)	(7,896,306)	(2,312,662)	-	(13,111,408)

Impairment losses:
Balance on December 31, 2020	(25,608)	-	(29,690)	-	(13,387)	(68,685)
Impacts on results	3,310	-	38,729	-	-	42,039
Balance on December 31, 2021	(22,298)	-	9,039	-	(13,387)	(26,646)

Impacts on results	(5,644)	-	(87)	-	-	(5,731)
Balance on December 31, 2022	(27,942)	-	8,952	-	(13,387)	(32,377)

Impacts on results	(502)	-	(447)	-	-	(949)
Balance on December 31, 2023	(28,444)	-	8,505	-	(13,387)	(33,326)

Book Value
Balance on December 31, 2021	1,803,756	1,690,184	2,982,561	2,319,424	(12,140)	8,783,785
Balance on December 31, 2022	1,720,703	1,596,896	2,908,708	1,976,596	(12,140)	8,190,763
Balance on December 31, 2023	1,821,362	1,792,101	2,735,815	748,426	(12,140)	7,085,564